Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40986
Entity Registrant Name	Cian PLC
Entity Incorporation, State or Country Code	G4
Entity Address, Address Line One	64 Agiou Georgiou Makri
Entity Address, Adress Line Two	Anna Maria Lena Court, Flat 201
Entity Address, City or Town	Larnaca
Entity Address, Postal Zip Code	6037
Entity Address, Country	CY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001867752
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	AO Deloitte & Touche CIS
Auditor Firm ID	1341
Auditor Location	Moscow, Russia
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	69,871,511
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	CIAN
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	69,871,511
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	64 Agiou Georgiou Makri
Entity Address, Adress Line Two	Anna Maria Lena Court, Flat 201
Entity Address, City or Town	Larnaca
Entity Address, Postal Zip Code	6037
Entity Address, Country	CY
Contact Personnel Name	Maksim Melnikov
City Area Code	357
Local Phone Number	22 418 200